Share-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

14. Share-based compensation

The Company has established a share option plan (the "Option Plan") for directors, officers, employees and consultants of the Company. The Company's Board of Directors determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

Share-based payment arrangements

The changes in the number of share options during the year ended December 31, 2020 and 2019 were as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2018	485,159	74.53
Granted	1,363,322	20.68
Exercised	(82,094)	10.02
Forfeited	(12,438)	56.28
Cancelled	(299,006)	115.80
Outstanding as at December 31, 2019	1,454,943	21.96
Granted	1,082,639	4.14
Exercised	(22,382)	2.61
Cancelled	(822,137)	31.65
Outstanding as at December 31, 2020	1,693,063	6.11
Exercisable as at December 31, 2020	1,528,186	6.13

Measurement of fair values

The fair value of share options granted during the year ended December 31, 2020 and 2019 were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2020	2019
Grant date share price	C$3.75 — C$9.54	C$6.45 — C$75.38
Exercise price	C$3.68 — C$9.80	C$7.17 — C$75.38
Expected dividend yield	—	—
Risk free interest rate	0.27% — 1.55%	1.24% — 1.90%
Expected life	4 — 9 years	5 years
Expected volatility	120%	100%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company's share options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	12,683	2.49	2.61	12,683
3.75	5,500	6.47	3.75	500
3.86	872,139	4.08	3.86	864,139
4.42	99,502	1.71	4.42	99,502
4.75	110,000	4.29	4.75	77,500
5.03	60,000	4.70	5.03	7,498
5.43	16,264	2.49	5.43	16,264
6.16	20,000	3.18	6.16	20,000
7.17	199,005	3.83	7.17	199,005
7.63	203,750	4.34	7.63	138,750
9.54	15,000	4.06	9.54	13,125
10.65	3,730	2.49	10.65	3,730
13.07	10,855	2.49	13.07	10,855
13.47	1,418	2.49	13.47	1,418
16.08	18,409	2.49	16.08	18,409
17.89	4,178	2.49	17.89	4,178
18.09	17,413	2.21	18.09	17,413
20.10	8,289	2.27	20.10	8,289
47.24	1,493	3.37	47.24	1,493
50.25	5,224	3.31	50.25	5,224
52.26	498	3.21	52.26	498
55.28	498	3.12	55.28	498
59.30	498	2.96	59.30	498
75.38	498	3.04	75.38	498
86.43	1,244	2.87	86.43	1,244
142.71	4,975	2.74	142.71	4,975
6.11	1,693,063	3.88	6.13	1,528,186

The following table is a summary of the Company's share options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	35,065	3.49	2.61	35,065
4.42	99,502	2.71	4.42	99,502
5.43	16,264	3.49	5.43	16,264
10.65	3,730	3.49	10.65	3,730
13.07	10,855	3.49	13.07	10,855
13.47	1,418	3.49	13.47	1,418
16.08	18,409	3.49	16.08	18,409
17.89	4,178	3.49	17.89	4,178
18.09	37,313	3.34	18.09	37,313
20.10	493,363	4.72	20.10	493,363
21.11	12,438	4.67	21.11	12,438
24.12	9,950	4.59	24.12	6,219
26.13	14,925	3.62	26.13	14,925
40.20	29,851	4.45	40.20	22,388
44.22	2,488	3.41	44.22	2,488
47.24	1,493	4.37	47.24	1,493
50.25	227,861	5.09	50.25	129,353
52.26	498	4.21	52.26	498
55.28	498	4.12	55.28	498
59.30	498	3.96	59.30	498
7.17	199,005	4.83	7.17	199,005
75.38	498	4.04	75.38	498
7.63	203,750	5.34	7.63	58,750
86.43	1,244	3.88	86.43	1,244
88.44	14,925	3.87	88.44	14,925
120.60	9,950	3.71	120.60	9,950
142.71	4,974	3.74	142.71	4,975
21.96	1,454,943	4.59	21.24	1,200,242

During the year ended December 31, 2020, the Company cancelled 822,137 share options outstanding and issued 822,137 replacement share options at an exercise price of C$3.86 resulting in incremental grant date fair value of $661,811 which was expensed immediately as all the replacement share options vested on date of replacement. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of C$3.86, the underlying share price of C$3.86, risk free interest rate of 0.72% and annualized volatility of 120%.

The Company recognized $8,052,011 of share-based compensation expenses during the year ended December 31, 2020 (2019 - $12,082,930).